Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$260,744	$-	$-	$260,744
Purchased options on futures contracts	728,440	-	-	728,440
Fixed income securities	-	11,003,681	-	11,003,681
	989,184	11,003,681	-	11,992,865
Liabilities
Options written on futures contracts	884,242	-	-	884,242
Total fair value	$104,942	$11,003,681	$-	$11,108,623

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$212,644	$-	$-	$212,644
Forward currency positions	-	151,303	-	151,303
Purchased options on futures contracts	22,525	-	-	22,525
Fixed income securities	-	21,870,890	-	21,870,890
Total assets	235,169	22,022,193	-	22,257,362

Liabilities
Options written on futures contracts	1,006	-	-	1,006
Total fair value	$234,163	$22,022,193	$-	$22,256,356